Share-Based Compensation - Summary of Common Share Award Activity (Detail) - RSL Common Share Award - $ / shares	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested balance, beginning	587,824	0
Granted	0	587,824
Vested		0
Forfeited	0	0
Non-vested balance, ending	587,824	587,824
Weighted Average Grant Date Fair Value, vested		$ 38.50
Weighted Average Grant Date Fair Value, vested		0
Weighted Average Grant Date Fair Value, Forfeited		0
Weighted Average Grant Date Fair Value, Ending Balance		$ 38.50